Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014
Operating Leased Assets [Line Items]
2015	$ 421,268	[1]
2016	374,803	[1]
2017	328,928	[1]
2018	258,375	[1]
2019	193,103	[1]
After 2019	364,624	[1]
Operating Leases, Future Minimum Payments Due, Total	$ 1,941,101	[1]

[1]	Includes B&N College capital lease obligations of $232, $232, $39, $0, $0 and $0 for 2015, 2016, 2017, 2018, 2019 and after 2019, respectively.